FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Derivatives (Details)	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Transfer from Level 1 to Level 2 assets	€ 0
Transfer from Level 2 to Level 1 assets	0
Transfer into Level 3 assets	0
Transfer out of Level 3 assets	0
Transfer from Level 1 to Level 2 liabilities	0
Transfer from Level 2 to Level 1 liabilities	0
Transfer into Level 3 liabilities	0
Transfer out of Level 3 liabilities	€ 0
Change in Share Price
Disclosure of detailed information about financial instruments [line items]
Percentage of changes in increase	10.00%
Percentage of changes in decrease	10.00%
Increase in Fair value of embedded derivatives	€ 11,460,000
Decrease in Fair value of embedded derivatives	9,434,000
Increase in Effect on financial result	1,031,000.000
Decrease in Effect on financial result	€ (995,000,000)
Change in Share volatility
Disclosure of detailed information about financial instruments [line items]
Percentage of changes in increase	10.00%
Percentage of changes in decrease	10.00%
Increase in Fair value of embedded derivatives	€ 10,846,000
Decrease in Fair value of embedded derivatives	9,946,000
Increase in Effect on financial result	417,000,000
Decrease in Effect on financial result	€ (483,000,000)
Change in Credit Spread
Disclosure of detailed information about financial instruments [line items]
Percentage of changes in increase	10.00%
Percentage of changes in decrease	10.00%
Increase in Fair value of embedded derivatives	€ 10,390,000
Decrease in Fair value of embedded derivatives	10,468,000
Increase in Effect on financial result	(39,000,000)
Decrease in Effect on financial result	€ 39,000,000